Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Assets
Other assets consist of:

	2019	2018
Preproduction costs related to long-term supply agreements	$683	$741
Long-term receivables	217	198
Pension overfunded status [note 19[a]]	22	18
Unrealized gain on cash flow hedges [note 23]	24	9
Other, net	50	22

	$996	$988